SHARE-BASED PAYMENTS - Summary of the activity under the share option scheme (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Number of options - Vested and expected	0
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning	38,366,108
Number of options - Granted	0
Number of options - Forfeited	(1,147,119)
Number of options - Exercised	(4,363,286)
Number of options - Outstanding at ending	32,855,703	38,366,108
Number of options - Vested and expected	32,855,703
Number of options - Exercisable	27,962,196
Weighted- average exercise price - Outstanding at beginning	$ 0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding at ending	0.07	$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding at beginning	0.86
Weighted- average grant- date fair value - Forfeited	1.84
Weighted- average grant- date fair value - Exercised	0.63
Weighted- average grant- date fair value - Outstanding at ending	0.85	$ 0.86
Weighted- average grant- date fair value - Vested and expected	0.85
Weighted- average grant- date fair value - Exercisable	$ 0.68
Weighted- average remaining contractual term - Outstanding	5 years 3 days	6 years 3 days
Weighted- average remaining contractual term - Vested and expected	5 years 3 days
Weighted- average remaining contractual term - Exercisable	4 years 8 months 4 days
Aggregate intrinsic value - Outstanding	$ 5,864	$ 6,972
Aggregate intrinsic value - Vested and expected	5,864
Aggregate intrinsic value - Exercisable	$ 4,994